Fair Values Of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	$ 16,697	$ 17,174
Financial assets: Securities, Fair Value Disclosure	281,121	302,564
Financial assets: Loans receivable, net, Fair Value Disclosure	756,092	716,661
Financial assets: Mortgage servicing rights, Fair Value Disclosure	223	250
Financial assets: Regulatory stock, Fair Value Disclosure	3,505	2,119
Financial assets: Bank owned life insurance, Fair Value Disclosure	37,060	36,133
Financial assets: Accrued interest receivable, Fair Value Disclosure	3,716	3,643
Financial liabilities: Deposits, Fair Value Disclosure	929,709	925,561
Financial liabilities: Short-term borrowings, Fair Value Disclosure	42,530	32,811
Financial liabilities: Other borrowings, Fair Value Disclosure	35,514	31,863
Financial liabilities: Accrued interest payable, Fair Value Disclosure	1,434	1,069
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Financial assets: Cash and cash equivalents	16,697	17,174	$ 10,010	$ 12,376
Financial assets: Securities	281,121	302,564
Financial assets: Loans receivable, net	756,458	707,426
Financial assets: Mortgage servicing rights	200	232
Financial assets: Regulatory stock	3,505	2,119
Financial assets: Bank owned life insurance	37,060	36,133
Financial assets: Accrued interest receivable	3,716	3,643
Financial liabilities: Deposits	929,384	925,385
Financial liabilities: Short-term borrowings	42,530	32,811
Financial liabilities: Other borrowings	35,945	32,001
Financial liabilities: Accrued interest payable	1,434	1,069
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	16,697	17,174
Financial assets: Securities, Fair Value Disclosure	0	424
Financial assets: Loans receivable, net, Fair Value Disclosure	0	0
Financial assets: Mortgage servicing rights, Fair Value Disclosure	0	0
Financial assets: Regulatory stock, Fair Value Disclosure	3,505	2,119
Financial assets: Bank owned life insurance, Fair Value Disclosure	37,060	36,133
Financial assets: Accrued interest receivable, Fair Value Disclosure	3,716	3,643
Financial liabilities: Deposits, Fair Value Disclosure	609,090	629,829
Financial liabilities: Short-term borrowings, Fair Value Disclosure	42,530	32,811
Financial liabilities: Other borrowings, Fair Value Disclosure	0	0
Financial liabilities: Accrued interest payable, Fair Value Disclosure	1,434	1,069
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	0	0
Financial assets: Securities, Fair Value Disclosure	281,121	302,140
Financial assets: Loans receivable, net, Fair Value Disclosure	0	0
Financial assets: Mortgage servicing rights, Fair Value Disclosure	0	0
Financial assets: Regulatory stock, Fair Value Disclosure	0	0
Financial assets: Bank owned life insurance, Fair Value Disclosure	0	0
Financial assets: Accrued interest receivable, Fair Value Disclosure	0	0
Financial liabilities: Deposits, Fair Value Disclosure	0	0
Financial liabilities: Short-term borrowings, Fair Value Disclosure	0	0
Financial liabilities: Other borrowings, Fair Value Disclosure	0	0
Financial liabilities: Accrued interest payable, Fair Value Disclosure	0	0
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	0	0
Financial assets: Securities, Fair Value Disclosure	0	0
Financial assets: Loans receivable, net, Fair Value Disclosure	756,092	716,661
Financial assets: Mortgage servicing rights, Fair Value Disclosure	223	250
Financial assets: Regulatory stock, Fair Value Disclosure	0	0
Financial assets: Bank owned life insurance, Fair Value Disclosure	0	0
Financial assets: Accrued interest receivable, Fair Value Disclosure	0	0
Financial liabilities: Deposits, Fair Value Disclosure	320,619	295,732
Financial liabilities: Short-term borrowings, Fair Value Disclosure	0	0
Financial liabilities: Other borrowings, Fair Value Disclosure	35,514	31,863
Financial liabilities: Accrued interest payable, Fair Value Disclosure	0	0
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	$ 0	$ 0